Income Taxes - Summary of Rollforward of Company's Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized tax benefits - as of the beginning of the year	$ 2,880	$ 1,477	$ 504
Gross increases - current period tax positions		1,403
Gross decreases - tax positions of prior periods	(2,880)
Gross increases - tax positions of prior periods			973
Unrecognized tax benefits - as of the end of the year	$ 0	$ 2,880	$ 1,477